Annual Total Returns - Fidelity Advisor Strategic Income Fund [BarChart] - 12.31 Fidelity Advisor Strategic Income Fund AMCIZ PRO-15 - Fidelity Advisor Strategic Income Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	4.47%
Annual Return 2012	10.57%
Annual Return 2013	0.08%
Annual Return 2014	3.52%
Annual Return 2015	(1.84%)
Annual Return 2016	8.42%
Annual Return 2017	7.87%
Annual Return 2018	(2.95%)
Annual Return 2019	10.74%
Annual Return 2020	7.19%